UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811 - 5295
DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS
October 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 32.3%	Amount ($)	Value ($)

Abbey National Treasury Services (Yankee)
4.00%, 2/28/2006	175,000,000	175,000,000
Bank Of Montreal (Yankee)
3.82%, 11/21/2005	400,000,000	400,000,000
Barclays Bank (Yankee)
4.08%, 12/27/2005	225,000,000	225,000,000
BNP Paribas (Yankee)
3.83%, 11/21/2005	275,000,000	275,000,000
Calyon (Yankee)
3.78% - 3.83%, 11/21/2005 - 3/6/2006	400,000,000	400,000,000
CIBC (Canadian Imperial Bank Of Commerce) (Yankee)
3.85%, 11/10/2005	300,000,000	300,000,000
Credit Suisse (Yankee)
4.09%, 12/28/2005	40,000,000	40,000,000
Deutsche Bank Financial LLC (Yankee)
4.00%, 2/24/2006	200,000,000	200,000,000
First Tennessee Bank
3.82% - 4.09%, 11/21/2005 - 12/27/2005	287,000,000	287,000,000
Fortis Bank (Yankee)
3.80%, 11/2/2005	100,000,000	100,000,000
HSH Nordbank (Yankee)
4.00%, 2/24/2006	100,000,000	100,000,000
Landesbank Baden-Wuerttemberg (Yankee)
3.78%, 3/6/2006	100,000,000	100,001,703
Royal Bank Of Canada (Yankee)
4.01%, 2/28/2006	225,000,000	225,000,000
Washington Mutual Bank
3.85%, 11/10/2005	100,000,000	100,000,000
Washington Mutual Bank F.A.
3.80%, 11/2/2005	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,027,001,703)		3,027,001,703

Commercial Paper - 37.0%

Abbey National N.A.
3.80%, 11/3/2005	200,000,000	199,957,889
Amstel Funding Corp.
4.10%, 12/28/2005	334,812,000 [a]	332,654,416
Amsterdam Funding Corp.
4.09%, 12/28/2005	153,150,000 [a]	152,165,501
Bank Of America Corp.
3.82%, 11/21/2005	200,000,000	199,577,778
Beethoven Funding Corp.
3.85%, 11/2/2005 - 11/3/2005	267,856,000 [a]	267,816,762
BNP Paribas Finance Inc.
4.03%, 11/1/2005	30,000,000	30,000,000
Bryant Park Funding LLC
4.09%, 12/27/2005	90,639,000 [a]	90,066,564
Charta
3.82% - 4.09%, 11/16/2005 - 12/19/2005	125,000,000 [a]	124,514,333
CRC Funding
4.09%, 12/19/2005	50,000,000 [a]	49,729,000
General Electric Co.
4.09%, 12/27/2005	400,000,000	397,473,778
Greenwich Capital Holdings Inc.
4.00%, 11/1/2005	200,000,000	200,000,000
HBOS Treasury Services PLC
3.82%, 11/22/2005	150,000,000	149,667,500
Long Lane Master Trust
3.85%, 11/7/2005	30,101,000 [a]	30,081,735

Morgan Stanley
3.82%, 11/1/2005		190,000,000	190,000,000
Morgan Stanley & Co.
3.82%, 11/4/2005		200,000,000	199,936,500
Picaros Funding
3.81%, 11/1/2005		199,718,000 [a]	199,718,000
Skandinaviska Enskilda Funding Inc.
3.81%, 11/4/2005		250,000,000	249,920,833
Total Finance Capital
4.02%, 11/1/2005		200,000,000 [a]	200,000,000
UBS Finance (DE) Inc.
4.00%, 11/1/2005		200,000,000	200,000,000
Total Commercial Paper
(cost $3,463,280,589)			3,463,280,589

Corporate Notes - 2.1%

Bank Of America N.A.
3.81%, 1/19/2006			200,000,000
(cost $200,000,000)		200,000,000 [b]	200,000,000

Short Term Bank Notes - 2.1%

LaSalle-Midwest
3.80%, 11/2/2005			200,000,000
(cost $200,000,000)		200,000,000	200,000,000

Time Deposits - 26.6%

Chase Manhattan Bank USA (DE) (Grand Cayman)
4.02%, 11/1/2005		200,000,000	200,000,000
Fortis Bank (Grand Cayman)
4.03%, 11/1/2005		200,000,000	200,000,000
HSH Nordbank (Grand Cayman)
4.03%, 11/1/2005		200,000,000	200,000,000
KBC Bank (Grand Cayman)
4.00%, 11/1/2005		200,000,000	200,000,000
Landesbank Hessen-Thurinen-Girozentrale (Grand Cayman)
4.00%, 11/1/2005		141,300,000	141,300,000
Manufacturers & Traderstrust Co. (Grand Cayman)
4.00% - 4.03%, 11/1/2005		400,000,000	400,000,000
National City Bank (Grand Cayman)
3.98% - 4.00%, 11/1/2005		400,000,000	400,000,000
Regions Bank (Grand Cayman)
4.00%, 11/1/2005		200,000,000	200,000,000
Societe Generale (Grand Cayman)
4.03%, 11/1/2005		200,000,000	200,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.00%, 11/1/2005		68,000,000	68,000,000
Suntrust Bank (Grand Cayman)
3.96%, 11/1/2005		175,000,000	175,000,000
Wachovia Bank (Grand Cayman)
3.98%, 11/1/2005		103,000,000	103,000,000
Total Time Deposits
(cost $2,487,300,000)			2,487,300,000

Total Investments (cost $9,377,582,292)		100.1%	9,377,582,292

Liabilities, Less Cash and Receivables		(.1%)	(12,073,689)

Net Assets		100.0%	9,365,508,603

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.	These securities may be
resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2005, these securities amounted to $1,446,746,311 or 15.4% of net assets.
[b] Variable interest rate—subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)